CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,345,526)	$ (2,211,441)	$ (7,612,316)	$ (3,257,597)
Adjustments to reconcile net loss to net cash (used in) operating activities
Depreciation and amortization	120,745	133,019	259,347	132,615
Issuance of capital stock for services and expenses	1,026,000	348,900	348,900	440,319
Stock based compensation - warrants	0	30,325	117,458	239,680
Conversion of interest	0	0	0	64,233
Stock based compensation - stock option grants	565,726	263,147	1,141,674	50,899
Amortization of debt discount	2,792,398	361,534	2,771,270	475,174
Conversion of accrued liabilites - related parties to notes payable	0	0	0	491,802
Provision on loss on accounts receivable	2,439	8,728	0	10,747
Non-cash gain on debt settlements	0	0	0	199,935
Loss on sale of property and equipment	0	0	(355,000)	(170,309)
Right of use, net	(1,236)	0	32,777	0
Loss on sale of assets	4,358	0	2,610	0
Changes in operating assets and liabilities:
Accounts receivable	60,610	118,438	257,489	362,035
Prepaid expenses	6,435	7,296	13,705	7,547
Inventory	7,103	102,593	196,479	22,327
Other assets	0	(8,697)	(6,596)	(2,100)
Accounts payable - trade and accrued expenses	72,618	(245,393)	(215,873)	(176,495)
Deferred revenue	0	(55,959)	(55,959)	(7,943)
NET CASH (USED IN) OPERATING ACTIVITIES	(1,688,330)	(1,147,510)	(3,104,035)	(1,117,131)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in research and development equipment	(27,739)	(74,556)	(79,932)	(97,251)
NET CASH (USED IN) INVESTING ACTIVITIES	(27,739)	(74,556)	(79,932)	(97,251)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of line of credit	0	(92,094)	(92,094)	(220,539)
Proceeds from convertible notes payable	715,000	3,809,976	4,242,490	636,000
Proceeds from issuance of common/preferred stock, net of costs	0	0	0	1,750,000
Issuance of common stock for warrant exercise	0	0	0	80,147
Repayment of note payable	0	0	0	(200,000)
Payments for issuance costs from notes payable	(123,015)	(368,322)	0	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	591,985	3,349,560	4,150,396	2,045,608
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(1,124,084)	2,127,494	966,429	831,226
CASH AND CASH EQUIVALENTS, beginning of period	1,900,836	934,407	934,407	103,181
CASH AND CASH EQUIVALENTS, end of period	776,752	3,061,901	1,900,836	934,407
Supplemental disclosures of cash flow information:
Interest paid	0	7,750	22,521	64,228
Taxes paid	0	0	0	0
Non-cash investing and financing activities:
Beneficial conversion feature	435,617	1,570,049	2,857,960	348,096
Related party accounts converted to notes	0	0	0	1,184,066
Issuance of common stock for technology	0	0	0	520,000
Penalty on notes payable	0	0	0	75,000
Issuance of warrants to debt holders	189,484	1,244,263	1,384,530	0
Issuance of warrants for services related to debt offering	169,969	988,876	1,072,095	0
Cashless warrant exercise (fair value)	57,490	84,107	127,414	0
Cashless stock options exercise (fair value)	18,298	0	0	0
Conversion of debt offering	3,800,424	0	0	0
Conversion of accrued interest	$ 314,376	$ 0	$ 0	$ 0